Stockholders' equity (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 546	$ 1,931	$ 3,277
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	(128)	749	1,138
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 674	$ 1,182	$ 2,139